LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 30,992,951	$ 33,129,086
Cash flows	1,558,075	(7,498,935)
Foreign currency translation adjustment	5,331,384	3,968,295
Interests accrued	2,149,929	1,405,091
Other movements	9,543	(10,586)
Balance, end of year	40,041,882	30,992,951	$ 33,129,086
Interest paid	7,508,066	4,410,742	6,149,086
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	763,325	2,216,163
Cash flows	(579,488)	(1,457,203)
Foreign currency translation adjustment	5,215	4,365
Balance, end of year	189,052	763,325	2,216,163
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	8,551,558	11,202,126
Cash flows	7,963,253	(4,558,397)
Foreign currency translation adjustment	2,404,567	1,624,466
Interests accrued	763,717	293,949
Other movements	9,543	(10,586)
Balance, end of year	19,692,638	8,551,558	11,202,126
Interest paid	536,024	293,817
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	21,093,864	19,126,593
Cash flows	(5,767,989)	(1,425,634)
Foreign currency translation adjustment	2,921,602	2,339,464
Interests accrued	1,328,511	1,053,441
Balance, end of year	19,575,988	21,093,864	19,126,593
Interest paid	1,206,895	941,459
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	584,204	584,204
Cash flows	(57,701)	(57,701)
Interests accrued	57,701	57,701
Balance, end of year	584,204	584,204	$ 584,204
Fixed minimum dividends paid	$ 57,701	$ 57,701